PRODUCT WARRANTY (Schedule of Product Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRODUCT WARRANTY [Abstract]
Balance at the beginning of the period	$ 1,218	$ 466	$ 300
Warranty accrued	2,193	989	284
Utilized	(226)	(237)	(118)
Balance at the end of the period	3,185	1,218	466
Current portion of product warranty		$ 153